Other Current Assets and Other Current Financial Assets - Additional Information (Detail) - MXN ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Other Current Assets [abstract]
Other current assets and other current financial assets	$ 4,692	$ 2,724